GUARANTEE LIABILITIES - movement of guarantee liabilities (Details) ¥ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2016 CNY (¥)
GUARANTEE LIABILITIES
Guarantee income		¥ 44,471	$ 6,281
Ending balance of the period	¥ 910,949	910,949		¥ 388,307	¥ 146,427		$ 128,651
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Beginning balance of the period				388,307	321,255	¥ 173,907			¥ 76,325
Fair value of guarantee liabilities upon the inception of new guarantees				405,084	403,370	284,452
Guarantee settled				(398,167)	(257,953)	(184,586)
(Gains)/losses from guarantee liabilities				362,597	1,931	(2,284)
Reclassified as liabilities held for sale (Note 3)					(174,828)	(33,802)
Net assets transferred (Note 3)				(302,462)
Guarantee income		(44,471)
Ending balance of the period	207,997	207,997		¥ 388,307	¥ 146,427	¥ 140,105
ASU 2016-13
GUARANTEE LIABILITIES
Ending balance of the period								¥ 477,302
ASU 2016-13 | Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Changes on initial application of ASU 2016-13	¥ (135,839)	¥ (135,839)
Minimum
GUARANTEE LIABILITIES
Guarantee term (in years)	2 years
Maximum
GUARANTEE LIABILITIES
Guarantee term (in years)	4 years